Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows period	Five years
Impairment charge	$ 4,085
WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charge	$ 4,085	$ 4,085
Discount rate	14.50%	15.50%	14.50%
Growth rate	2.00%	2.00%
Recoverable amount of cash generating units			$ 33,592
WNS Auto Claims BPM [member] | Annual Growth Rate [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	0.60%
WNS Auto Claims BPM [member] | Annual Growth Rate [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	5.10%
WNS Auto Claims BPM [member] | Perpetual Growth Rate [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	2.00%